UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	October 11, 2011

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		82
Form 13F Information Table Value Total:		$151,715




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp. (New)               COM              00206R102     2067    72458 SH       Sole                    71874               584
Abbott Laboratories            COM              002824100     1461    28560 SH       Sole                    28560
Annaly Mortgage Management, In COM              035710409     1640    98600 SH       Sole                    98600
Apple Computer                 COM              037833100      332      870 SH       Sole                      870
BRE Properties                 COM              05564E106     2031    47972 SH       Sole                    47372               600
Bristol-Myers Squibb           COM              110122108     2163    68917 SH       Sole                    68217               700
Bunge Ltd.                     COM              G16962105     1593    27334 SH       Sole                    27334
CSX Corp.                      COM              126408103      194    10400 SH       Sole                    10400
Chesapeake Energy Corp.        COM              165167107     1359    53175 SH       Sole                    52375               800
Chevron Corporation (fmly. Che COM              166764100     3610    38987 SH       Sole                    38687               300
Clorox Co.                     COM              189054109     3472    52340 SH       Sole                    52340
ConocoPhillips                 COM              20825C104     1822    28770 SH       Sole                    28770
Consolidated Edison, Inc.      COM              209115104      239     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1071    27375 SH       Sole                    27375
Cypress Semiconductor          COM              232806109      222    14850 SH       Sole                    14850
DNP Select Income Fund (fmly.  COM              23325p104     1120   112019 SH       Sole                   112019
Du Pont                        COM              263534109     2000    50030 SH       Sole                    50030
Duke Energy                    COM              264399106      328    16400 SH       Sole                    16400
Duke-Weeks Realty Corp.        COM              264411505      166    15800 SH       Sole                    15000               800
Edison International (formerly COM              281020107      226     5910 SH       Sole                     5910
Elements Rogers International  COM              870297801      533    66000 SH       Sole                    66000
ExxonMobil                     COM              30231g102      541     7450 SH       Sole                     7450
Frontier Communications        COM              35906a108      806   131848 SH       Sole                   131848
General Electric               COM              369604103      581    38200 SH       Sole                    38200
GlaxoSmithKline plc            COM              37733W105     1777    43025 SH       Sole                    42525               500
GreenHaven Continuous Commodit COM              395258106     1262    41600 SH       Sole                    41100               500
HCP, Inc.                      COM              40414L109     1402    40000 SH       Sole                    40000
Hawaiian Electric              COM              419870100     2324    95700 SH       Sole                    95700
Heinz (H.J.)                   COM              423074103     1960    38825 SH       Sole                    38525               300
Intel Corp.                    COM              458140100     2899   135857 SH       Sole                   135857
International Business Machine COM              459200101     1609     9203 SH       Sole                     9203
Johnson & Johnson              COM              478160104     1729    27150 SH       Sole                    27150
Kimberly-Clark                 COM              494368103     1789    25200 SH       Sole                    25200
Leggett & Platt, Inc.          COM              524660107      615    31100 SH       Sole                    31100
Lilly, Eli                     COM              532457108     1485    40160 SH       Sole                    40160
Merck & Co.                    COM              589331107     3510   107350 SH       Sole                   106350              1000
Microchip Technology, Inc.     COM              595017104     2226    71550 SH       Sole                    71550
Microsoft                      COM              594918104     1867    75016 SH       Sole                    74216               800
Oracle Corp.                   COM              68389X105     1007    35042 SH       Sole                    35042
PG&E Corporation               COM              69331C108      873    20642 SH       Sole                    20642
PPG Industries                 COM              693506107      261     3700 SH       Sole                     3700
Pepco Holdings, Inc.           COM              737679100     1222    64600 SH       Sole                    64600
Pepsico Inc.                   COM              713448108     1525    24643 SH       Sole                    24343               300
Pfizer Inc.                    COM              717081103      957    54136 SH       Sole                    54136
Pitney Bowes, Inc.             COM              724479100      231    12300 SH       Sole                    12300
Plum Creek Timber Company, Inc COM              729251108     1727    49767 SH       Sole                    49267               500
Procter & Gamble               COM              742718109    13133   207869 SH       Sole                   207569               300
Rayonier Inc.                  COM              754907103     1416    38487 SH       Sole                    38037               450
Realty Income Corp.            COM              756109104      297     9200 SH       Sole                     9200
Safeguard Scientifics          COM              786449108      167    11133 SH       Sole                    11133
Sanofi-Aventis SA              COM              80105N105     1408    42934 SH       Sole                    42934
Southern Company               COM              842587107     2360    55700 SH       Sole                    55700
Statoil ASA                    COM              85771p102     1212    56223 SH       Sole                    56223
Telefonica de Espana S.A. ADR  COM              879382208      407    21300 SH       Sole                    21300
TransCanada PL                 COM              89353D107     2696    66584 SH       Sole                    66284               300
Unilever PLC                   COM              904767704     1677    53760 SH       Sole                    53760
Union Pacific Corp.            COM              907818108      221     2700 SH       Sole                     2700
United States Commodity Index  COM              911717106     2329    40050 SH       Sole                    40050
United Technologies            COM              913017109     1434    20376 SH       Sole                    20376
Verizon Corporation            COM              92343V104     1345    36547 SH       Sole                    36547
ASA (Bermuda) Limited          COM              G3156P103     4712   174575 SH       Sole                   173075              1500
AngloGold Ashanti Ltd.         COM              035128206     2128    51450 SH       Sole                    51450
BHP Billiton Ltd.              COM              088606108      485     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     2172    46550 SH       Sole                    46550
Central Fund of Canada Ltd.    COM              153501101     7020   339300 SH       Sole                   339300
Freeport McMoRan Copper & Gold COM              35671D857     1015    33318 SH       Sole                    33318
Goldcorp, Inc.                 COM              380956409     7302   159993 SH       Sole                   158493              1500
Hecla Mining                   COM              422704106      694   129450 SH       Sole                   129450
IAMGOLD Corporation            COM              450913108     2093   105800 SH       Sole                   105800
Kinross Gold Corporation       COM              496902404     1340    90650 SH       Sole                    90650
Newmont Mining                 COM              651639106     7845   124618 SH       Sole                   123618              1000
Pan American Silver Corp.      COM              697900108     3030   113200 SH       Sole                   113200
Silver Wheaton Corp.           COM              828336107     3574   121350 SH       Sole                   121350
Sprott Physical Gold Trust ETF COM              85207H104     3675   261550 SH       Sole                   261050               500
Sprott Physical Silver Trust E COM              852075107      444    31950 SH       Sole                    31950
Yamana Gold, Inc.              COM              98462Y100     3912   286400 SH       Sole                   286400
iShares Comex Gold Trust       COM              464285105      206    13000 SH       Sole                    13000
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1758    67350 SH       Sole                    67350
Aberdeen Asia-Pacific Income F COM              003009107     2626   381060 SH       Sole                   377560              3500
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      398     7500 SH       Sole                     7200               300
Pimco Enhanced Short Maturity  COM              72201R833     1044    10400 SH       Sole                    10400
Templeton Global Income Fund   COM              880198106      309    32700 SH       Sole                    30700              2000